Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms	$ 146	$ 171	$ 317	$ 342
Favorable lease terms charter-out	(358)	(1,302)	(776)	(2,656)
Total	$ (212)	$ (1,131)	$ (459)	$ (2,314)